ASSET RETIREMENT OBLIGATION - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation
Asset retirement obligation	$ 126,112	$ 117,736
Total undiscounted liability	$ 343,900	$ 117,700	$ 318,800
Risk free rate for calculating asset retirement obligation (as a percent)	5.59%	5.73%
Inflation rate for calculating asset retirement obligation (as a percent)	1.80%	1.80%